ASSET ACQUISITION (Details 1)	12 Months Ended
Dec. 31, 2021
ASSET ACQUISITION (Details )
Volatility	22.00%
Dividend yield	0.00%
Expected term (years)	2 years 8 months 12 days
Risk-free interest rate	0.30%